Annual Total Returns- Alger Small Cap Focus Fund - AC (Class A C Shares) [BarChart] - Class A C Shares - Alger Small Cap Focus Fund - AC - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.05%)	13.55%	38.00%	1.67%	1.59%	8.29%	28.88%	14.18%	24.12%	53.18%